Leases - Summary of Depreciation Charge of Right of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation charge of right-of-use assets	¥ 578,014	¥ 608,889	¥ 604,018
Interest expense (included in finance costs)	41,402	38,709	46,567
Right-of-use assets [member]
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation charge of right-of-use assets	578,014	608,889	604,018
Interest expense (included in finance costs)	41,402	38,709	46,567
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	37,376	55,408	115,741
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	¥ 25,548	¥ 25,550	¥ 26,684